Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment information
Summary of segment information

	Materialise	Materialise	Materialise	Total
in 000€	Software	Medical	Manufacturing	segments	Unallocated	Consolidated
For the year ended December 31, 2022
Revenues	43,688	84,846	103,489	232,023	—	232,023
Segment Adjusted EBITDA	1,514	18,822	8,229	28,565	(9,551)	19,014
Segment Adjusted EBITDA %	3.5%	22.2%	8.0%	12.3%	—	8.2%
For the year ended December 31, 2021
Revenues	42,902	73,368	89,180	205,450	—	205,450
Segment Adjusted EBITDA	15,705	20,669	6,275	42,649	(10,159)	32,490
Segment Adjusted EBITDA %	36.6%	28.2%	7.0%	20.8%	—	15.8%
For the year ended December 31, 2020
Revenues	39,054	61,729	69,635	170,418	31	170,449
Segment Adjusted EBITDA	13,383	13,915	2,548	29,846	(9,468)	20,378
Segment Adjusted EBITDA %	34.3%	22.5%	3.7%	17.5%	—	12.0%

Schedule of segment EBITDA reconciliation with the consolidated net profit (loss)

	For the year ended December 31,
in 000€	2022	2021	2020
Net profit (loss) for the year	(2,153)	13,145	(7,193)
Share in loss of joint venture	—	—	39
Income taxes	975	591	(1,028)
Financial income	(6,114)	(5,620)	(2,452)
Financial expenses	4,420	4,101	5,995
Operating (loss)/ profit	(2,872)	12,217	(4,639)
Impairments	—	177	4,606
Fair value adjustment 50% Materialise Motion	—	—	(770)
Other operating income (expense)	(2,693)	(3,527)	(3,668)
Corporate headquarter costs	9,504	10,317	11,719
Corporate research and development	2,600	2,948	2,824
Depreciation, amortization and impairment	22,026	20,516	19,775
Segment Adjusted EBITDA	28,565	42,649	29,847

Schedule of revenue by geographical area

	As of December 31,
in 000€	2022	2021	2020
United States of America	79,380	69,140	47,266
Americas other than USA	7,544	6,297	5,297
Belgium	7,407	6,947	7,048
Germany	30,039	20,442	17,087
France	16,237	12,964	11,586
Switzerland	16,918	13,643	12,587
United Kingdom	11,062	8,836	7,725
Italy	8,124	6,520	5,876
Netherlands	6,621	7,310	6,943
Other Europe	28,731	33,816	31,518
Asia Pacific	19,960	19,535	17,516
Total	232,023	205,450	170,449

Schedule of total non-current assets other than financial instruments and deferred tax assets by geographical area

	As of December 31,
in 000€	2022	2021	2020
United States of America (USA)	12,048	4,237	3,441
Americas other than USA	3,812	3,276	3,454
Belgium	91,690	67,865	62,810
Germany	60,374	55,712	58,305
Poland	11,640	12,756	13,437
Rest of Europe	8,591	10,019	9,087
Asia-Pacific	2,012	1,739	2,052
Total	190,167	155,604	152,586